J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 7, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the JPMorgan Equity and Options Laddered Total Return ETF (the “Fund”)
File Nos. 333-191837
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 472 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 474 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the JPMorgan Equity and Options Laddered Total Return ETF under the Trust. The Fund seeks to provide total return.
Please contact the undersigned at 614-213-4020 or elizabeth.a.davin@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary